Loans Receivable and Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	$ 289,143	$ 286,311
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	1,983	3,651
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	13,344	18,927
Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	0	0
Unlikely to be Collected Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	0	0
Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	195,385	192,984
Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	1,679	1,704
Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	304,470	308,889
Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	197,064	194,688
Commercial Real Estate Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	246,629	250,566
Commercial Real Estate Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	1,983	3,651
Commercial Real Estate Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	13,344	18,927
Commercial Real Estate Loans [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	0	0
Commercial Real Estate Loans [Member] | Unlikely to be Collected Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	0	0
Commercial Real Estate Loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	261,956	273,144
Commercial Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	42,514	35,745
Commercial Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	0	0
Commercial Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	0	0
Commercial Loans [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	0	0
Commercial Loans [Member] | Unlikely to be Collected Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	0	0
Commercial Loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	42,514	35,745
Residential Real Estate Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	156,464	157,138
Residential Real Estate Loans [Member] | Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	1,675	1,704
Residential Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	158,139	158,842
Construction Real Estate Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	19,221	20,551
Construction Real Estate Loans [Member] | Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	0	0
Construction Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	19,221	20,551
Consumer Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	19,700	15,295
Consumer Loans [Member] | Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	4	0
Consumer Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	$ 19,704	$ 15,295